Statements Of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $99,057,395 and $81,041,000)	$ 99,079,846	$ 81,045,824
Net unrealized appreciation on open futures and forward currency contracts	8,445,476	12,894,380
Due from brokers	8,002,955	6,913,738
Cash denominated in foreign currencies (cost $4,308,932 and $1,754,566)	4,327,157	1,719,017
Total equity in trading accounts	119,855,434	102,572,959
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $368,743,783 and $634,052,301)	368,829,890	634,082,662
CASH AND CASH EQUIVALENTS	8,138,415	42,348,737
ACCRUED INTEREST RECEIVABLE	2,436,662	3,339,577
TOTAL	499,260,401	782,343,935
LIABILITIES:
Subscriptions by Unitholders received in advance	883,797	3,164,450
Net unrealized depreciation on open futures and forward currency contracts	3,314,912	917,275
Due to Managing Owner	142,003	137,996
Accrued brokerage fees	2,427,117	4,005,466
Accrued management fees	57,790	57,276
Redemptions payable to Unitholders	16,282,107	17,618,625
Redemptions payable to Managing Owner		1,259
Accrued expenses	171,645	180,897
Cash denominated in foreign currencies (cost -$1,234,117 and -$2,107,152)	1,267,184	2,122,063
Due to brokers	1,053,812	951,234
Total liabilities	25,600,367	29,156,541
TRUST CAPITAL:
Total trust capital	473,660,034	753,187,394
TOTAL	499,260,401	782,343,935
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	9,313,020	9,644,943
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	428,867,469	709,737,394
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,061.34	1,175.07
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	289,447	240,698
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,191.38	1,261.94
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	33,520,653	32,771,232
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,199.25	1,267.10
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 1,669,445	$ 793,127
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,262.11	1,307.09